PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $)	6 Months Ended		12 Months Ended		29 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 358,000	$ 314,000	$ 839,249	$ 24,317	$ 864,070